Shareholders’ Equity - Schedule of Stock-Based Compensation Expense to Employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 9,142	$ 14,542	$ 13,012
Research and development [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	6,025	9,684	8,721
Sales and marketing [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	1,594	2,384	2,229
General and administrative [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	1,375	2,187	1,786
Cost of revenues [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 148	$ 287	$ 276